UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	November 2, 2007
Amendment due to incorrect date.

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		90
Form 13F Information Table Value Total:		$168,576






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     4590   108476 SH       Sole                   107892               584
Abbott Laboratories            COM              002824100     2254    42030 SH       Sole                    42030
Allegheny Energy               COM              017361106      230     4400 SH       Sole                     4400
BP p.l.c. ADR                  COM              055622104     1461    21074 SH       Sole                    21074
BRE Properties                 COM              05564E106     2646    47306 SH       Sole                    46506               800
Biotech HOLDRs ETF             COM              09067D201      422     2400 SH       Sole                     2400
Bristol-Myers Squibb           COM              110122108     2496    86600 SH       Sole                    85900               700
Bunge Ltd.                     COM              G16962105     4545    42300 SH       Sole                    42300
Burlington Northern Santa Fe   COM              12189T104      328     4047 SH       Sole                     4047
CSX Corp.                      COM              126408103      538    12600 SH       Sole                    12600
Calpine Corporation            COM              131347106       60    39820 SH       Sole                    39820
Chesapeake Energy Corp.        COM              165167107     2888    81900 SH       Sole                    80900              1000
Chevron Corporation (fmly. Che COM              166764100    10231   109331 SH       Sole                   108869               462
ConocoPhillips                 COM              20825C104     1766    20126 SH       Sole                    20126
Copart Inc.                    COM              217204106     1310    38100 SH       Sole                    38100
Corn Products International In COM              219023108     1679    36600 SH       Sole                    36600
CurrencyShares Japanese Yen Tr COM              23130A102      896    10300 SH       Sole                     9800               500
DNP Select Income Fund (fmly.  COM              264324104     1585   146196 SH       Sole                   146196
Discovery Holdings A           COM              25468Y107      226     7839 SH       Sole                     7735               104
Donnelley (RR) & Sons (New)    COM              257867101     2108    57650 SH       Sole                    57150               500
Dow Chemical Co.               COM              260543103      232     5382 SH       Sole                     5382
Du Pont                        COM              263534109     2598    52430 SH       Sole                    52430
Duke-Weeks Realty Corp.        COM              264411505      669    19800 SH       Sole                    19000               800
Edison International (formerly COM              281020107      583    10510 SH       Sole                    10510
Emerson Electric               COM              291011104     4976    93500 SH       Sole                    92900               600
Energy Select Sector SPDR      COM              81369Y506      613     8200 SH       Sole                     7800               400
ExxonMobil                     COM              30231g102     2768    29900 SH       Sole                    29900
General Electric               COM              369604103     1368    33039 SH       Sole                    33039
GlaxoSmithKline plc            COM              37733W105     3032    57000 SH       Sole                    56500               500
HCP,Inc.                       COM              421915109     1630    49150 SH       Sole                    49150
Hawaiian Electric              COM              419870100      973    44800 SH       Sole                    44800
Healthcare Realty Trust        COM              421946104      211     7900 SH       Sole                     7900
Heinz (H.J.)                   COM              423074103     2285    49450 SH       Sole                    49150               300
Hillenbrand Industries         COM              431573104      402     7300 SH       Sole                     7300
Iberdrola, Inc.                COM              450737101      260     4435 SH       Sole                     4435
Intel Corp.                    COM              458140100      524    20261 SH       Sole                    20261
Johnson & Johnson              COM              478160104     2511    38222 SH       Sole                    38222
Kimberly-Clark                 COM              494368103     1416    20150 SH       Sole                    20150
Liberty Capital Series A       COM              53071M302      562     4506 SH       Sole                     4454                52
Liberty Interactive Series A   COM              53071M104      443    23062 SH       Sole                    22802               260
Lilly, Eli                     COM              532457108      903    15870 SH       Sole                    15870
Lincoln National Corp.         COM              534187109      782    11853 SH       Sole                    11853
Microsoft                      COM              594918104     2738    92929 SH       Sole                    92129               800
Nastech Pharmaceutical Co. Inc COM              631728409      872    65550 SH       Sole                    65550
Norfolk Southern               COM              655844108      311     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     2232   103084 SH       Sole                   103084
PG&E Corporation               COM              69331C108     1412    29530 SH       Sole                    29530
Pepsico Inc.                   COM              713448108     2789    38064 SH       Sole                    37764               300
Pfizer Inc.                    COM              717081103     1025    41975 SH       Sole                    41975
Pimco Floating Rate Strategy F COM              72201J104      811    46900 SH       Sole                    46900
Plum Creek Timber Company, Inc COM              729251108     3379    75500 SH       Sole                    75000               500
PowerShares Water Resources    COM              73935X575      348    16300 SH       Sole                    15800               500
Procter & Gamble               COM              742718109    24904   354047 SH       Sole                   353560               487
Rayonier Inc.                  COM              754907103     1482    30850 SH       Sole                    30550               300
Royal Dutch Shell ADR Class A  COM              780259206      255     3100 SH       Sole                     3100
Safeguard Scientifics          COM              786449108      360   157350 SH       Sole                   157350
Schering Plough                COM              806605101     1583    50060 SH       Sole                    49560               500
Schlumberger, Ltd.             COM              806857108      231     2200 SH       Sole                     2200
Telecom Corp. of New Zealand A COM              879278208     1056    62254 SH       Sole                    61543               711
TransCanada PL                 COM              893526103     3114    85050 SH       Sole                    84750               300
Unilever PLC                   COM              904767704     2846    89870 SH       Sole                    89870
Union Pacific Corp.            COM              907818108      459     4060 SH       Sole                     4060
United Dominion Realty Trust   COM              910197102      413    17000 SH       Sole                    17000
United Technologies            COM              913017109     2738    34026 SH       Sole                    34026
Verizon Corporation            COM              92343V104     1688    38132 SH       Sole                    38132
Washington REIT SBI            COM              939653101      232     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     2024    27300 SH       Sole                    27100               200
iShares MSCI Japan Index       COM              464286848     1026    71550 SH       Sole                    70550              1000
iShares MSCI Singapore         COM              464286673     2544   171670 SH       Sole                   171670
ASA (Bermuda) Limited          COM              002050102     4323    57800 SH       Sole                    57300               500
BHP Billiton Ltd.              COM              088606108      385     4900 SH       Sole                     4900
Central Fund of Canada Ltd.    COM              153501101     3642   370467 SH       Sole                   370467
Freeport McMoRan Copper & Gold COM              35671D857     1846    17600 SH       Sole                    17600
Goldcorp, Inc.                 COM              380956409     4217   138000 SH       Sole                   136500              1500
Hecla Mining                   COM              422704106      849    94900 SH       Sole                    94900
IAMGOLD Corporation            COM              450913108      815    94000 SH       Sole                    94000
IShares Silver Trust           COM              46428Q109      304     2225 SH       Sole                     2225
Kinross Gold Corporation       COM              496902404      497    33200 SH       Sole                    33200
Newmont Mining                 COM              651639106     5606   125332 SH       Sole                   124332              1000
Pan American Silver Corp.      COM              697900108     2971   102810 SH       Sole                   102810
Yamana Gold, Inc.              COM              98462Y100      121    10300 SH       Sole                    10300
streetTracks Gold Shares       COM              863307104      577     7850 SH       Sole                     7850
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      757    34000 SH       Sole                    33500               500
Citigroup Cap. VII Preferred   PFD              17306N203      926    37000 SH       Sole                    36500               500
Deutsche Bank CAP Fund IX 6.62 PFD              25153Y206      719    30000 SH       Sole                    29500               500
ING Groep NV 6.125 Perpetual D PFD              456837509      386    18000 SH       Sole                    18000
Lehman Brothers Holdings 6.5%  PFD              524908720     2745   110700 SH       Sole                   109700              1000
Merrill Lynch & Co., Inc. Pfd. PFD              59021V839      947    39500 SH       Sole                    39500
Royal Bank of Scotland 6.35% P PFD              780097770      696    31000 SH       Sole                    30000              1000
Templeton Global Income Fund   COM              880198106      370    38200 SH       Sole                    36200              2000